Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash used in operating activities:
Net loss	$ (65,393)	$ (57,720)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2	1,088
Stock-based compensation	18,164	643
Amortization of right-of-use assets		1,050
Property and equipment impairment		19,285
Lease impairment		2,274
Loss (gain) on lease termination	(2,015)	319
Non-cash interest expense	1,043	1,834
Non-cash debt issuance costs	11,460	3,527
Non-cash non-capitalized transaction costs	268
Loss on extinguishment of convertible notes	26,359
Gain on sale of property and equipment		(284)
Gain on intellectual property transfer		(2,500)
Remeasurement of share-based termination liability	979	296
Changes in operating assets and liabilities:
Inventory	(1,525)	(235)
Prepaid expenses and other current assets	184	(294)
Other non-current assets	(106)	713
Accounts payable	(1,023)	490
Accrued expenses and other current liabilities	(1,522)	(316)
Operating lease liabilities	(336)	(5,717)
Share-based termination liabilities		6,053
Other non-current liabilities	(188)
Net cash used in operating activities	(16,147)	(29,225)
Cash used in investing activities:
Cash proceeds from sale of property and equipment		284
Purchases of property and equipment	(23)	(962)
Net cash used in investing activities	(23)	(678)
Cash provided by financing activities:
Proceeds from the Merger with GAMC	5,268
Proceeds from issuance of common stock	360
Payments of deferred transaction costs	(6,008)	(1,418)
Payments for Amended Senior Notes	(538)
Proceeds from related party notes	250
Payments for related party notes	(250)
Payments of related party promissory note	(648)
Net cash provided by financing activities	18,810	5,551
Exchange rate effect on cash, cash equivalents and restricted cash	(62)	12
Net change in cash and cash equivalents, and restricted cash	2,578	(24,340)
Cash and cash equivalents and restricted cash - Beginning of year	934	25,274
Cash, cash equivalents, and restricted cash - end of year	3,512	934
Cash, cash equivalents, and restricted cash information:
Cash and cash equivalents, beginning of year	894	22,932
Restricted cash, beginning of year	40	2,342
Cash, cash equivalents, and restricted cash, beginning of year	934	25,274
Cash and cash equivalents, end of year	3,512	894
Restricted cash, end of year		40
Cash, cash equivalents, and restricted cash, end of year	3,512	934
Supplementary cash flow disclosures:
Cash paid for interest	472	1,650
Supplemental disclosures of non-cash investing and financing activities:
Deferred transaction costs in accounts payable and accrued expenses	1,818	708
Deferred transaction costs due to Bridge Warrants issuance		14,108
Convertible note issuance costs due to Bridge Warrants issuance		3,527
Decrease of deferred transaction costs due to the Merger and PIPE Financing	11,624
Issuance of common stock to settle underwriting commission	6,106
Issuance of common stock upon conversion of convertible preferred stock	93,889
Issuance of common stock upon conversion of convertible bridge notes	102,155
Issuance of common stock upon settlement of shared-based termination liability	7,327
Conversion of convertible preferred stock warrants to Private Warrants	197
Decrease of operating lease right of use assets and liabilities due to remeasurement in connection with lease amendments		456
Decrease of operating lease liabilities due to lease termination	2,015	21,286
Conversion of convertible preferred stock to common stock		28,958
Decrease of prepaid expense due to trouble debt restructuring		10,373
Issuance of Gingko Convertible Note due to trouble debt restructuring		216,386
Issuance of Amended Senior Notes due to trouble debt restructuring		13,340
Modification of convertible preferred stock		5,366
Decrease of operating lease right of use assets due to lease termination		16,763
Nonrelated Party
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of convertible notes	31,664	281
Cash provided by financing activities:
Proceeds from Bridge Financing Notes	22,643	6,969
Related Party
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of convertible notes	3,752	115
Cash provided by financing activities:
Payments of related party convertible promissory note	(2,267)
Convertible Preferred Stock Warrant Liability
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of convertible preferred stock warrant liability	(6)	(127)
Public Placement Warrant Liability
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of convertible preferred stock warrant liability	(24,907)
Private Placement Warrant Liability
Adjustments to reconcile net loss to net cash used in operating activities:
Remeasurement of convertible preferred stock warrant liability	$ (13,001)